CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 570,008	$ 667,207
Other current financial assets	45,604	15,350
Other current non-financial assets	240,254	206,059
Trade and other current receivables	997,902	873,295
Accounts receivable from related companies	2,616	7,563
Current inventories	1,399,846	1,470,011
Current biological assets	370,957	330,435
Current tax assets	119,031	203,722
Total current assets other than assets or disposal groups classified as held for sale	3,746,218	3,773,642
Non-current assets or disposal groups classified as held for sale	429,360	1,279
Total current assets	4,175,578	3,774,921
Non-current assets
Other non-current financial assets	33,512	63,321
Other non-current non-financial assets	106,174	92,514
Non-current receivables	101,501	32,674
Investments accounted for using equity method	423,611	365,671
Intangible assets other than goodwill	66,431	73,439
Goodwill	55,891	54,800
Property, plant and equipment	9,607,116	9,542,335
Right of use assets	600,361	306,487
Non-current biological assets	2,651,622	2,864,935
Deferred tax assets	88,567	9,011
Total non-current assets	13,734,786	13,405,187
Total assets	17,910,364	17,180,108
Current liabilities
Other current financial liabilities	1,082,525	375,451
Current lease liabilities	47,242	36,784
Trade and other current payables	760,455	812,838
Accounts payable to related companies	6,958	14,280
Other short-term provisions	3,905	9,513
Current tax liabilities	13,318	26,869
Current provisions for employee benefits	7,863	7,571
Other current non-financial liabilities	50,148	242,978
Total current liabilities other than liabilities included in disposal groups classified as held for sale	1,972,414	1,526,284
Liabilities included in disposal groups classified as held for sale	99,328	0
Total current liabilities	2,071,742	1,526,284
Non-current liabilities
Other non-current financial liabilities	5,521,568	5,155,371
Non-current lease liabilities	512,140	227,440
Non-current payables	50,577	20,116
Non-current accounts payable to related companies	22,981	6,731
Other long-term provisions	28,651	40,706
Deferred tax liabilities	1,543,624	1,785,915
Non-current provisions for employee benefits	86,462	87,689
Other non-current non-financial liabilities	63,590	69,872
Total non-current liabilities	7,829,593	7,393,840
Total liabilities	9,901,335	8,920,124
Equity
Issued capital	803,618	803,618
Retained earnings	8,034,963	8,500,901
Other reserves	(836,135)	(1,049,724)
Equity attributable to parent company	8,002,446	8,254,795
Non-controlling interests	6,583	5,189
Total equity	8,009,029	8,259,984
Total equity and liabilities	$ 17,910,364	$ 17,180,108